Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
(18)	Income Taxes
The provision for income taxes consisted of the following (in thousands):

	Years Ended December 31,
	2022	2021	2020
Current:
Federal	$—	$—	$—
State	27	3	3
Foreign	—	—	—

Total current	$27	$3	$3

Deferred:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—

Total deferred	—	—	—

Total provision	$27	$3	$3

The reconciliation of federal statutory income tax rate to our effective income tax rate is as follows (in thousands):

	Years Ended December 31,
	2022	2021	2020
Statutory federal income tax	$(6,184)	$(1,918)	$(1,454)
State income taxes, net of federal tax benefits	(1,207)	(353)	(336)
Stock compensation	64	42	22
Non-deductible interest expense	78	689	257
Mark to market adjustments	397	—	—
Nondeductible Expenses	279	2	4
PPP Loan	—	(368)	—
Foreign earnings taxed at different rates	157	—	—
Other	(8)	—	—
Valuation allowance	6,451	1,910	1,510

Tax Provision	$27	$4	$3

Significant components of our deferred tax assets and liabilities are as follows (in thousands):

	Years Ended December 31,
	2022	2021
NOL carryforwards	$60,710	$7,931
Credits	195	—
Bad debt reserve	1,382	946
Inventory reserve	2,724	680
Warranty reserve	651	631
Revenue warranty	155	111
Interest expense carryover	3,445	170
Accrued compensation	678	687
Deferred revenue	195	639
ASC 842 leases	12	17
Assembled workforce	—	15
Fixed assets	328	—
Capitalized research and development	509	—
Other	2,837	28
Total	73,821	11,855
Valuation allowance	(63,737)	(11,348)

Net deferred tax assets	$10,084	$507

Deferred Tax Liabilities
Accounting method change	(18)	(38)
Capitalized software	(234)	(468)
Fixed assets	—	(1)
Intangibles	(9,084)	—
Convertible debt	(748)	—

Refundable and deferred income taxes	$—	$—

The Company has established a valuation allowance to offset the gross deferred tax assets as of December 31, 2022 and December 31, 2021, due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets. The valuation allowance balance was $63.7 million and $11.3 million for the years ended December 31, 2022 and December 31, 2021, respectively.
In assessing the realizability of deferred income tax assets, the Company considered whether it is more likely than not that some portion or all of its deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Due to the uncertainty surrounding the Company’s ability to realize such deferred income tax assets, a full valuation allowance has been established. The valuation allowance increased by $52.4 million during the year ended December 31, 2022, and $1.9 million during the year ended December 31, 2021. During 2022 the valuation allowance increased $45.9 million due to acquired deferred tax assets.
As of December 31, 2022 and 2021, the Company had federal net operating loss carryforwards of approximately $237.7 million and $28.0 million and state net operating loss carryforwards of approximately $157.1 million and $30.2 million, respectively. Federal net operating losses that will expire between the years 2030 and 2037 total $114.6 million.
As of December 31, 2022 and 2021, the Company had state research and development credit carryforwards of approximately $1.6 million and zero, respectively. The credits do not expire.
The utilization of the Company’s net operating loss and R&D credit carryforwards may be subject to limitation due to the “change in ownership provisions” under Section 382 of the Internal Revenue Code and similar foreign provisions. Such limitations may result in the expiration of these carryforwards before their utilization. The Company’s acquired net operating loss carryforwards have been reduced based on the estimated amount which will be lost due to these limitations.
The Company is subject to income taxes in the U.S. federal jurisdiction, and various foreign jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. The Company’s tax years remain open for examination by all tax authorities since inception. The Company is not currently under examination in any tax jurisdictions.
As of December 31, 2022 and 2021, the Company had unrecognized tax benefits of $1.3 million and zero, respectively. The reversal of the uncertain tax benefits would not affect the Company’s effective tax rate to the extent that it continues to maintain a full valuation allowance against its deferred tax assets.
The Company applies the provisions set forth in FASB ASC Topic 740, Income Taxes, to account for the uncertainty in income taxes. In the preparation of income tax returns in federal and state jurisdictions, the Company asserts certain tax positions based on its understanding and interpretation of income tax laws.
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in thousands):

Years Ended December 31,
	2022	2021
Unrecognized tax benefits as of beginning of year	$—	$—
Increases related to prior year tax positions	1,335	—
Increases related to current year tax positions	—	—
Decreases related to prior year tax positions	—	—
Unrecognized tax benefits as of end of year	—	—

	$1,335	$—

The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the statements of operations and comprehensive loss. Accrued interest and penalties are included as part of income tax payable in the consolidated balance sheets. No accrued interest or penalties have been recorded for year ended December 31, 2022 or December 31, 2021.
The Company has not provided U.S. income or foreign withholding taxes on the undistributed earnings of its foreign subsidiary as of December 31, 2022 and December 31, 2021 because it intends to permanently reinvest such earnings outside of the United States. If these foreign earnings were to be repatriated in the future, the related U.S. tax liability will be immaterial, due to the participation exemption put in place under the 2017 Tax Cuts and Jobs Act.
On March 18, 2020, the Families First Coronavirus Response Act (FFCR Act) and, on March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) were each enacted in response to the
COVID-19
pandemic. The FFCR Act and the CARES Act contain numerous income tax provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The Company analyzed the provisions of the Act and determined there was no significant impact to its 2022 or 2021 tax provision.
On June 29, 2020, the California Governor signed Assembly Bill 85 (“A.B. 85”) which includes several tax measures, provides for a three-year suspension of the use of net operating losses for medium and large businesses and a three-year cap on the use of business incentive tax credits to offset no more than $5 million of tax per year. Generally, A.B. 85 suspends the use of net operating losses for taxable years 2020, 2021, and 2022 for taxpayers with taxable income of $1 million or more. The Company analyzed the provisions of the A.B. 85 and determined there was no significant impact to its 2022 or 2021 tax provision.

On December 27, 2020, the “Consolidated Appropriations Act, 2021” (the “CAA”) was signed into law. The CAA includes provisions meant to clarify and modify certain items put forth in CARES Act, while providing aid to businesses affected by the pandemic. The CAA allows deductions for expenses paid for by Paycheck Protection Program (“PPP”) and Economic Injury Disaster Loan (“EIDL”) . The Program, clarifies forgiveness of EIDL advances, and other business provisions. The Company ana
lyzed the provisions of the CAA and determined there was no significant impact to its 2022 and 2021 tax provision.